Brumadinho's dam failure - Framework Agreements (Details) R$ in Millions, $ in Millions	Feb. 20, 2019 BRL (R$) km	Feb. 15, 2019 BRL (R$)	Feb. 20, 2019 USD ($) km	Feb. 15, 2019 USD ($)
Indemnification of direct and third-party employees of the Corrego do Feijao mine
Contingencies
Estimated financial effect of contingent liabilities		R$ 850		$ 220
Ratio of wages to be paid for missing employees		0.6667		0.6667
Age for medical benefit to dependents of missing employees		22 years
Indemnification of affected residents
Contingencies
Communities distance from Paraopeba river bed indemnified (in kilometer)	1		1
Period for monthly payments to missing employee's family	12 months
Indemnification of affected residents | Minimum
Contingencies
Estimated financial effect of contingent liabilities	R$ 1,000		$ 260
Indemnification of affected residents | Maximum
Contingencies
Estimated financial effect of contingent liabilities	R$ 2,000		$ 520